Stock-based compensation - Options (Details)				3 Months Ended	12 Months Ended
	Apr. 17, 2023 $ / shares	Apr. 07, 2022 shares $ / shares	Mar. 16, 2021	Jun. 30, 2023 shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense associated with these stock options | $					$ 900,000	$ 1,200,000
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period		5 years
2021 Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares					620,675
Vesting period	4 years	4 years
2021 Incentive Award Plan | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
2021 Incentive Award Plan | Option | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)					442,789	107,074
Exercise price as percentage of the initial public offering price					125.00%
Initial public offering price (in dollars per share) | $ / shares					$ 20.00
Granted (in dollars per share) | $ / shares					$ 22.79	$ 17.39
The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares		107,074
Granted (in dollars per share) | $ / shares	$ 22.79	$ 17.39
The Plan | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares				99,480
Vesting period		4 years